Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2017
GMO International Developed Equity Allocation Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO International Developed Equity Allocation Series Fund
Supplement [Text Block]	gmost_SupplementTextBlock

GMO SERIES TRUST

Supplement dated May 17, 2018 to the
GMO Series Trust Prospectus, dated June 30, 2017, as supplemented

Effective May 18, 2018 (the “Effective Date”), the Board of Trustees of GMO Trust has approved the elimination of purchase premiums and redemption fees for certain series of GMO Trust, including, among others, (i) GMO Benchmark-Free Allocation Fund, GMO Global Asset Allocation Fund, GMO Global Equity Allocation Fund, GMO International Equity Allocation Fund, and GMO International Developed Equity Allocation Fund (each, an “Institutional Fund” in which corresponding series of GMO Series Trust invest) and (ii) GMO Implementation Fund and GMO Risk Premium Fund (each, an “Underlying Fund” in which certain Institutional Funds may invest). Accordingly, GMO Benchmark-Free Allocation Series Fund, GMO Global Asset Allocation Series Fund, GMO Global Equity Allocation Series Fund, GMO International Equity Allocation Series Fund, and GMO International Developed Equity Allocation Series Fund (the “Funds”) will no longer bear purchase premiums or redemption fees on subsequent purchases and sales of the Institutional Funds and the Institutional Funds will no longer bear purchase premiums or redemption fees on subsequent purchases and sales of the Underlying Funds, if any (which may impact the acquired fund fees and expenses of the Funds).

As of the Effective Date, the Prospectus is amended to remove the purchase premiums and redemption fees shown in the “Fees and expenses—Shareholder fees” table in the “Fund Summary” section for each of the Funds.